GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.05%
1,969	Arconic Corp(a)	$ 60,901
387	Ashland Global Holdings Inc	37,168
812	Cabot Corp	44,652
679	Eastman Chemical Co	80,753
4,706	Freeport-McMoRan Inc	175,157
1,291	Glatfelter Corp	22,412
580	Ingevity Corp(a)	38,228
483	PPG Industries Inc	75,445
271	Sherwin-Williams Co	77,644
1,964	Valvoline Inc	64,694
		677,054
Communications — 4.29%
9	Airbnb Inc Class A(a)	1,386
158	Alphabet Inc Class C(a)	428,807
58	Amazon.com Inc(a)	173,505
25	Booking Holdings Inc(a)	61,403
161	Charter Communications Inc Class A(a)	95,528
1,707	Comcast Corp Class A	85,333
133	Etsy Inc(a)	20,892
2,317	Gray Television Inc	48,309
3,079	Houghton Mifflin Harcourt Co(a)	55,453
178	Match Group Inc(a)	20,061
5	MercadoLibre Inc(a)	5,660
475	Meta Platforms Inc Class A(a)	148,798
68	Netflix Inc(a)	29,045
21	Roku Inc(a)	3,445
777	Scholastic Corp	31,873
1	Shopify Inc Class A(a)	964
319	Snap Inc Class A(a)	10,380
855	Thryv Holdings Inc(a)	27,728
430	T-Mobile US Inc(a)	46,513
40	Trade Desk Inc Class A(a)	2,782
1,651	United States Cellular Corp(a)	50,554
4,106	Viavi Solutions Inc(a)	67,585
10	Wayfair Inc Class A(a)(b)	1,559
		1,417,563
Consumer, Cyclical — 7.16%
1,730	Aramark	59,322
59	AutoZone Inc(a)	117,195
1,273	BJ's Wholesale Club Holdings Inc(a)	78,251
683	Brunswick Corp	62,010
1,645	Cannae Holdings Inc(a)	49,136
166	Carvana Co(a)(b)	26,902
25	Chipotle Mexican Grill Inc(a)	37,140
258	Churchill Downs Inc	54,257
96	Cracker Barrel Old Country Store Inc	11,437
3,582	Dana Inc	77,586
2,451	General Motors Co(a)	129,241
1,793	Goodyear Tire & Rubber Co(a)	37,169
563	Hilton Worldwide Holdings Inc(a)	81,697
1,100	IAA Inc(a)	50,523
Shares		Fair Value
Consumer, Cyclical — (continued)
2,809	KAR Auction Services Inc(a)	$ 39,944
1,478	KB Home	62,446
308	LCI Industries	37,936
1,409	Liberty Media Corp-Liberty Braves(a)	38,043
675	Lowe's Cos Inc	160,211
427	Marriott Vacations Worldwide Corp	69,336
1,569	Methode Electronics Inc	69,083
1,316	Miller Industries Inc	41,415
132	O'Reilly Automotive Inc(a)	86,031
2,090	PulteGroup Inc	110,122
5,909	Qurate Retail Inc Series A	41,540
130	Rivian Automotive Inc Class A(a)(b)	8,546
746	Skyline Champion Corp(a)	50,236
2,195	Southwest Airlines Co(a)	98,248
1,497	Tapestry Inc	56,811
457	Target Corp	100,737
130	Tesla Inc(a)	121,774
1,831	Urban Outfitters Inc(a)	52,586
548	VSE Corp	28,266
1,436	Wabash National Corp	28,174
1,386	Walmart Inc	193,777
		2,367,128
Consumer, Non-Cyclical — 11.00%
1,981	Aaron's Co Inc	41,938
1,540	AbbVie Inc	210,811
27	ABIOMED Inc(a)	7,988
75	Affirm Holdings Inc(a)	4,805
76	Align Technology Inc(a)	37,617
17	Alnylam Pharmaceuticals Inc(a)	2,339
2,521	Alta Equipment Group Inc(a)	34,361
249	AMN Healthcare Services Inc(a)	25,234
305	Anthem Inc	134,502
1,858	AstraZeneca PLC Sponsored ADR	108,154
89	Biogen Inc(a)	20,114
107	Block Inc(a)	13,085
192	Coca-Cola Co	11,714
342	CONMED Corp	47,052
1,857	Corteva Inc	89,285
430	CVS Health Corp	45,799
229	Danaher Corp	65,446
76	Dexcom Inc(a)	32,716
3,886	Dole PLC(b)	52,578
181	Equifax Inc	43,397
187	Estee Lauder Cos Inc Class A	58,305
361	Euronet Worldwide Inc(a)	48,334
114	Exact Sciences Corp(a)	8,705
467	HCA Healthcare Inc	112,103
951	Herc Holdings Inc	152,588
1,263	Inmode Ltd(a)	60,914
495	Insperity Inc	53,227
154	Intuitive Surgical Inc(a)	43,764
197	J & J Snack Foods Corp	29,883
346	Jazz Pharmaceuticals PLC(a)	48,063

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
682	John Wiley & Sons Inc Class A	$ 34,611
775	Johnson & Johnson	133,525
2,262	Keurig Dr Pepper Inc	85,843
1,158	Korn Ferry	76,868
1,663	Lantheus Holdings Inc(a)	42,257
894	McKesson Corp	229,508
1,427	Merck & Co Inc	116,272
45	Moderna Inc(a)	7,620
716	Monster Beverage Corp(a)	62,092
2,531	Nomad Foods Ltd(a)	65,300
77	PayPal Holdings Inc(a)	13,239
474	PepsiCo Inc	82,248
675	Procter & Gamble Co	108,304
1,107	PROG Holdings Inc(a)	44,070
2,201	Quanex Building Products Corp	47,960
312	Regeneron Pharmaceuticals Inc(a)	189,880
638	Sanofi	66,710
311	Seagen Inc(a)	41,833
722	Spectrum Brands Holdings Inc	64,532
1,977	Supernus Pharmaceuticals Inc(a)	60,990
243	Thermo Fisher Scientific Inc	141,256
1,233	Turning Point Brands Inc	43,439
204	United Rentals Inc(a)	65,304
293	United Therapeutics Corp(a)	59,148
255	Verisk Analytics Inc	50,013
111	WEX Inc(a)	17,869
4,321	Whole Earth Brands Inc(a)	40,963
		3,636,475
Energy — 2.23%
4,048	ChampionX Corp(a)	90,675
1,773	ConocoPhillips	157,123
1,026	DMC Global Inc(a)	41,389
43	Enphase Energy Inc(a)	6,040
1,976	Enterprise Products Partners LP	46,713
289	EOG Resources Inc	32,218
1,161	Exxon Mobil Corp	88,189
931	NextEra Energy Partners LP	70,030
4,099	Royal Dutch Shell PLC Class A	103,935
1,226	Valero Energy Corp	101,721
		738,033
Financial — 11.59%
818	Agree Realty Corp REIT	53,481
1,418	American International Group Inc	81,889
245	American Tower Corp REIT	61,617
1,602	Ameris Bancorp	78,995
966	Apollo Global Management Inc	67,620
1,732	Assured Guaranty Ltd	92,298
1,782	Atlantic Union Bankshares Corp	72,563
2,089	AXA SA	66,160
5,858	Bank of America Corp	270,288
1,304	Blackstone Inc	172,089
633	Boston Properties Inc REIT	70,947
Shares		Fair Value
Financial — (continued)
2,328	Cadence Bank	$ 72,564
599	Capital One Financial Corp	87,891
1,454	Charles Schwab Corp	127,516
2,800	Citigroup Inc	182,336
933	CubeSmart REIT	47,340
2,425	CVB Financial Corp	53,423
1,339	Employers Holdings Inc	52,355
462	Federal Agricultural Mortgage Corp Class C	56,272
932	First American Financial Corp	69,443
1,842	Gaming and Leisure Properties Inc REIT	83,222
367	Goldman Sachs Group Inc	130,167
2,862	Home BancShares Inc	67,429
2,463	International Money Express Inc(a)	39,433
1,440	JPMorgan Chase & Co	213,984
1,648	KeyCorp	41,299
579	McGrath RentCorp	44,126
1,687	Meta Financial Group Inc	100,309
1,213	Morgan Stanley	124,381
3,517	OceanFirst Financial Corp	79,836
1,795	Orion Office Inc REIT(a)	29,869
857	Pinnacle Financial Partners Inc	82,880
540	PNC Financial Services Group Inc	111,235
1,280	Popular Inc	114,138
689	Prosperity Bancshares Inc	50,469
852	Rexford Industrial Realty Inc REIT	62,341
661	SouthState Corp	55,795
1,514	STAG Industrial Inc REIT	64,693
588	State Street Corp	55,566
1,204	Stifel Financial Corp	90,180
144	SVB Financial Group(a)	84,082
1,079	Triumph Bancorp Inc(a)	94,391
1,149	Wintrust Financial Corp	112,682
1,233	WSFS Financial Corp	64,584
		3,834,178
Industrial — 7.68%
425	Advanced Energy Industries Inc	36,627
1,072	AECOM	74,107
407	Alamo Group Inc	57,326
727	Albany International Corp Class A	60,857
1,329	Altra Industrial Motion Corp	64,164
757	Amphenol Corp Class A	60,250
1,354	Arcosa Inc	63,178
395	Armstrong World Industries Inc	39,113
492	Atkore Inc(a)	53,028
430	AZZ Inc	20,459
686	Clean Harbors Inc(a)	63,489
1,627	Columbus McKinnon Corp	70,417
1,673	CRH PLC	83,968
418	Deere & Co	157,335
499	Eaton Corp PLC	79,057
1,136	Frontdoor Inc(a)	41,237

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Shares		Fair Value
Industrial — (continued)
4,635	Genco Shipping & Trading Ltd	$ 72,121
147	General Electric Co	13,889
480	Honeywell International Inc	98,150
2,637	Janus International Group Inc(a)	27,952
257	John Bean Technologies Corp	34,695
1,448	Johnson Controls International PLC	105,226
428	Kadant Inc	89,443
1,615	Kimball Electronics Inc(a)	31,961
160	Littelfuse Inc	43,195
2,460	MDU Resources Group Inc	72,250
416	Northrop Grumman Corp	153,878
2,436	Pure Cycle Corp(a)	31,230
1,372	Raytheon Technologies Corp	123,741
231	Rockwell Automation Inc	66,810
334	TD SYNNEX Corp	34,926
435	Trane Technologies PLC	75,298
1,278	TriMas Corp	44,423
3,725	TTM Technologies Inc(a)	50,139
770	UFP Industries Inc	61,492
419	UFP Technologies Inc(a)	29,732
432	Union Pacific Corp	105,646
2,208	Vertiv Holdings Co	46,059
3,701	Vontier Corp	104,035
		2,540,903
Technology — 9.21%
963	ACI Worldwide Inc(a)	33,098
793	Advanced Micro Devices Inc(a)	90,600
4,112	Allscripts Healthcare Solutions Inc(a)	83,145
3,227	Apple Inc	564,015
73	ASML Holding NV	49,436
553	Concentrix Corp	111,147
897	CSG Systems International Inc	50,923
743	Donnelley Financial Solutions Inc(a)	27,654
746	Fidelity National Information Services Inc	89,460
42	HubSpot Inc(a)	20,530
154	Intuit Inc	85,505
70	Lam Research Corp	41,294
987	Loyalty Ventures Inc(a)	28,929
2,495	Microsoft Corp	775,894
48	MongoDB Inc(a)	19,445
30	MSCI Inc	16,084
382	NVIDIA Corp	93,537
246	NXP Semiconductors NV	50,538
2,415	Oracle Corp	196,001
732	QUALCOMM Inc	128,656
2,565	Rambus Inc(a)	64,766
758	Science Applications International Corp	62,179
1,053	Super Micro Computer Inc(a)	42,668
203	Synopsys Inc(a)	63,032
641	Texas Instruments Inc	115,053
2,423	Tower Semiconductor Ltd(a)	83,230
16	Twilio Inc Class A(a)	3,298
Shares		Fair Value
Technology — (continued)
2,336	Unisys Corp(a)	$ 42,632
48	Workday Inc Class A(a)	12,145
		3,044,894
Utilities — 1.30%
642	ALLETE Inc	40,979
539	Ameren Corp	47,831
903	American Electric Power Co Inc	81,631
2,128	Exelon Corp	123,318
510	NorthWestern Corp	29,641
2,649	NRG Energy Inc	105,774
		429,174
TOTAL COMMON STOCK — 56.51% (Cost $17,010,719)		$18,685,402
CONVERTIBLE PREFERRED STOCK
Communications — 0.16%
52	2020 Cash Mandatory Exchangeable Trust 5.25%(c)	51,719
Consumer, Non-Cyclical — 0.14%
30	Danaher Corp 5.00%(b)	46,190
TOTAL CONVERTIBLE PREFERRED STOCK — 0.30% (Cost $97,353)		$97,909
EXCHANGE TRADED FUNDS
68	iShares Core S&P 500® ETF	30,720
4,233	Vanguard Russell 2000 ETF(b)	343,000

TOTAL EXCHANGE TRADED FUNDS — 1.13% (Cost $367,123)		$373,720
WARRANTS
Energy — 0.00%(d)
11	Occidental Petroleum Corp(a)	172
TOTAL WARRANTS — 0.00%(d) (Cost $0)		$172

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 36.29%
$12,000,000	Federal Home Loan Bank(e) 0.00%, 02/01/2022	$12,000,000
Repurchase Agreements — 1.33%
104,202	Repurchase agreement (principal amount/value $104,203 with a maturity value of $104,203) with HSBC Securities (USA) Inc, 0.05%, dated 1/31/22 to be repurchased at $104,202 on 2/1/22 collateralized by Government National Mortgage Association securities, 3.00% - 5.00%, 4/20/43 - 6/20/50, with a value of $106,287.(f)	104,202
334,541	Repurchase agreement (principal amount/value $334,544 with a maturity value of $334,544) with Citigroup Global Markets Inc, 0.05%, dated 1/31/22 to be repurchased at $334,541 on 2/1/22 collateralized by U.S. Treasury securities, 0.00% - 6.00%, 1/15/23 - 5/15/44, with a value of $341,225.(f)	334,541
		438,743
TOTAL SHORT TERM INVESTMENTS — 37.62% (Cost $12,438,743)		$12,438,743
TOTAL INVESTMENTS — 95.56% (Cost $29,913,938)		$31,595,946
OTHER ASSETS & LIABILITIES, NET — 4.44%		$1,467,632
TOTAL NET ASSETS — 100.00%		$33,063,578
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at January 31, 2022.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Represents less than 0.005% of net assets.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(f)	Collateral received for securities on loan.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
At January 31, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Short
S&P 500® Emini Futures	61	USD	13,737,963	March 2022	$(605,273)
				Net Depreciation	$(605,273)
At January 31, 2022, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	17,955	EUR	15,800	March 16, 2022	$186
BB	USD	23,031	GBP	17,300	March 16, 2022	(229)
CIT	USD	10,341	EUR	9,100	March 16, 2022	106
CIT	USD	14,115	GBP	10,600	March 16, 2022	(137)
GS	USD	32,752	GBP	24,600	March 16, 2022	(322)
HSB	USD	64,319	EUR	56,600	March 16, 2022	665
HSB	USD	17,444	GBP	13,100	March 16, 2022	(169)
JPM	USD	13,524	EUR	11,900	March 16, 2022	141
JPM	USD	48,339	GBP	36,300	March 16, 2022	(466)
MS	USD	8,865	EUR	7,800	March 16, 2022	93
RBS	USD	54,453	GBP	40,900	March 16, 2022	(537)
SSB	USD	49,433	EUR	43,500	March 16, 2022	512
SSB	USD	13,316	GBP	10,000	March 16, 2022	(129)
UBS	USD	61,598	EUR	54,200	March 16, 2022	643
WES	GBP	9,400	USD	12,517	March 16, 2022	121
					Net Appreciation	$478
Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley & Co LLC
RBS	Royal Bank of Scotland
SSB	State Street Bank
UBS	UBS AG
WES	Westpac Banking
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

January 31, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Exchange Traded Funds	Exchange traded close price.
Warrants	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of January 31, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$18,468,564	$216,838	$—	$18,685,402
Convertible Preferred Stock	—	97,909	—	97,909
Exchange Traded Funds	373,720	—	—	373,720
Warrants	172	—	—	172
Short Term Investments	—	12,438,743	—	12,438,743
Total investments, at fair value:	18,842,456	12,753,490	0	31,595,946
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	2,467	—	2,467
Total Assets	$18,842,456	$12,755,957	$0	$31,598,413
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(1,989)	—	(1,989)
Futures Contracts(a)	$(605,273)	$—	$—	$(605,273)
Total Liabilities	$(605,273)	$(1,989)	$0	$(607,262)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

January 31, 2022

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 52 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average foreign currency contracts amount of $343,613 in forward contracts for the reporting period.

January 31, 2022